General information, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Incorporation, Date of Incorporation	Jan. 07, 2010
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Fees payable to Wilhelmsen Ship Management LTD	$ 697	$ 604	$ 0